Exhibit 1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanly Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to certain information with respect to a portfolio of mortgage assets in connection with the proposed offering of certain classes of MSC 2024-NSTB Commercial Mortgage Pass-Through Certificates, Series 2024-NSTB. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 11, 2024, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing 149 mortgage loans or notes that are secured by 146 mortgaged properties (the “Mortgage Assets”).

Member of Deloitte Touche Tohmatsu Limited

2

From May 7, 2024 through September 11, 2024, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets. We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (except for the characteristics identified as “None - provided by the Company” on Appendix A) set forth on the Data File (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents, as supplemented by certain information set forth on the attached Appendix B, and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) the existence or ownership of the Mortgage Assets or (iii) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the information in the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

3

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 11, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the “Note”);

Current billing statement and/or remittance summary (collectively, the “Billing Statement”)

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the “DOT”);

Servicing report, record and/or provided electronic file (collectively, the “Servicer Report”);

Tax billing statement (the “Tax Bill”)

Title policy or pro-forma title policy (collectively, the “Title Policy”);

Original real estate property appraisal report (the “Original Appraisal Report”);

Updated real estate property appraisal report (the “Updated Appraisal Report”);

Final underwriter’s summary report (the “Underwriting File”);

Borrower rent roll and/or Underwritten rent roll (collectively, the “Rent Roll”); and

Credit offering memorandum (the “COM File”).

*****

	Characteristic	Source Document
1	Loan No.	None - provided by the Company
2	Name	None - provided by the Company
3	Lien	Title Policy
4	Security Type	Title Policy
5	Loan Purpose	COM File
6	Borrower 1	Note
7	Borrower 2	Note
8	Borrower 3	Note
9	Borrower 4	Note
10	Borrower 5	Note
11	Sponsor 1	COM File
12	Sponsor 2	COM File
13	Sponsor 3	COM File
14	Sponsor 4	COM File
15	Sponsor 5	COM File

	Characteristic	Source Document
16	Sponsor 6	COM File
17	Sponsor 7	COM File
18	Sponsor 8	COM File
19	Cut-Off Balance %	Refer to calculation procedures below
20	Prior Note Original Balance	Note
21	Original Balance	Note
22	Cut-Off Balance	Servicer Report
23	Projected Adjustment Balance	Refer to calculation procedures below
24	Projected Maturity Balance	Refer to calculation procedures below
25	Prior Note Date	Note
26	Note Date	Note
27	Note Type	Note
28	First Monthly Payment Date	Note, DOT
29	IO Period End Date	Note, DOT
30	Adjustment Date	Note, DOT
31	Maturity Date	Note, DOT
32	Seasoning	Refer to calculation procedures below
33	Term to Adjustment	Refer to calculation procedures below
34	Term to Maturity	Refer to calculation procedures below
35	Remaining Term to Adjustment	Refer to calculation procedures below
36	Remaining Term to Maturity	Refer to calculation procedures below
37	Additional Debt	Note, DOT
38	Accrual Type	Note, DOT
39	Initial Period Penalty String	Note, DOT
40	Adjustment Period Penalty String	Note, DOT
41	Current Payment Terms Interest Rate	Note, DOT
42	Current Payment Terms In IO Period	Note, DOT
43	Current Payment Terms Amort Term	Note, DOT
44	Current Payment Terms Monthly P&I Payment	Note, DOT, Billing Statement
45	Current Payment Terms Debt Service	Refer to calculation procedures below
46	Initial Payment Terms Interest Rate	Note, DOT
47	Initial Payment Terms IO Term	Note, DOT
48	Initial Payment Terms Amort Term	Note, DOT
49	Initial Payment Terms Monthly P&I Payment	Note, DOT, Billing Statement
50	Initial Payment Terms Debt Service	Refer to calculation procedures below
51	Adjustment Payment Terms Adjustment Type	Note, DOT
52	Adjustment Payment Terms Extension Requirement	Note, DOT
53	Adjustment Payment Terms Interest Rate Floor	Note, DOT
54	Adjustment Payment Terms Credit Spread	Note, DOT
55	Adjustment Payment Terms Benchmark Index	Note, DOT
56	Adjustment Payment Terms Benchmark as of Date	Note, DOT
57	Adjustment Payment Terms Amort Term	Note, DOT

	Characteristic	Source Document
58	Projected Adjustment Payment Terms Post-Adjustment	Note, DOT
59	Projected Adjustment Payment Terms Benchmark Index	3.75% - provided by the Company
60	Projected Adjustment Payment Terms Interest Rate	Refer to calculation procedures below
61	Projected Adjustment Payment Terms Monthly P&I Payment	Refer to calculation procedures below
62	Projected Adjustment Payment Terms Debt Service	Refer to calculation procedures below
63	Most Recent Financials Income Statement Date	Rent Roll, Underwriting File
64	Most Recent Financials Occupancy Date	Rent Roll, Underwriting File
65	Most Recent Financials Multifamily Occupancy	Rent Roll, Underwriting File
66	Most Recent Financials Commercial Occupancy	Rent Roll, Underwriting File
67	Most Recent Financials Effective Gross Revenue	Underwriting File
68	Most Recent Financials Operating Expenses	Underwriting File
69	Most Recent Financials NOI	Underwriting File
70	Most Recent Financials NCF	Underwriting File
71	Underwritten Financials Valuation Date	Underwriting File
72	Underwritten Financials Multifamily Occupancy	Underwriting File
73	Underwritten Financials Commercial Occupancy	Underwriting File
74	Underwritten Financials Effective Gross Revenue	Underwriting File
75	Underwritten Financials Operating Expenses	Underwriting File
76	Underwritten Financials NOI	Underwriting File
77	Underwritten Financials NCF	Underwriting File
78	Prior Appraisal Valuation Date	Original Appraisal Report
79	Prior Appraisal Effective Gross Revenue	Underwriting File
80	Prior Appraisal Operating Expenses	Underwriting File
81	Prior Appraisal NOI	Underwriting File
82	Prior Appraisal NCF	Underwriting File
83	Prior Appraisal Valuation	Original Appraisal Report
84	Prior Appraisal Cap Rate	Original Appraisal Report
85	Origination Valuation Date	COM File
86	Origination Effective Gross Revenue	Underwriting File
87	Origination Operating Expenses	Underwriting File
88	Origination NOI	Underwriting File
89	Origination NCF	Underwriting File
90	Origination Valuation	COM File
91	Origination Cap Rate	COM File
92	Current Appraisal Valuation Date	Updated Appraisal Report
93	Current Appraisal Effective Gross Revenue	Underwriting File
94	Current Appraisal Operating Expenses	Underwriting File
95	Current Appraisal NOI	Underwriting File
96	Current Appraisal NCF	Underwriting File
97	Current Appraisal Valuation	Updated Appraisal Report
98	Current Appraisal Cap Rate	Updated Appraisal Report
99	LTV Origination	Refer to calculation procedures below

	Characteristic	Source Document
100	LTV Current	Refer to calculation procedures below
101	LTV Adjustment	Refer to calculation procedures below
102	LTV Maturity	Refer to calculation procedures below
103	DSCR Most Recent	Refer to calculation procedures below
104	DSCR UW	Refer to calculation procedures below
105	DSCR Projected Adjustment	Refer to calculation procedures below
106	Debt Yield Most Recent	Refer to calculation procedures below
107	Debt Yield UW	Refer to calculation procedures below
108	Debt Yield Projected Adjustment	Refer to calculation procedures below
109	Type	Updated Appraisal Report
110	Sub-Type	Updated Appraisal Report
111	Mixed Use	Updated Appraisal Report
112	Condominium or Cooperative	COM File
113	Address	Updated Appraisal Report
114	City	Updated Appraisal Report
115	State	Updated Appraisal Report
116	Zip	Updated Appraisal Report
117	NYC Borough	Updated Appraisal Report
118	Built	Updated Appraisal Report
119	Renovated	Updated Appraisal Report/Original Appraisal Report
120	Residential Units	Rent Roll
121	Rent Stabilized Units	Rent Roll, Tax Bill
122	Rent Controlled Units	Rent Roll, Tax Bill
123	NYC 421a/J-51	Rent Roll, Tax Bill
124	Commercial Units	Rent Roll

With respect to Characteristic 19, we recomputed the Cut-Off Balance % by dividing the (i) Cut-Off Balance by (ii) sum of each of the Mortgage Assets’ Cut-off Balance.

With respect to Characteristic 23, we recomputed the Projected Adjustment Balance with respect to those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment identified as “No” by using the (i) Cut-Off Balance (ii) Current Payment Terms Interest Rate (iii) Accrual Tye (iv) First Monthly Payment Date (v) IO Period End Date (vi) Initial Payment Terms Amort Term (vii) Cut Off Date (viii) Current Payment Terms Monthly P&I Payment and (ix) Adjustment Date, as stipulated in the Note. With respect to those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment identified as “Yes” or “NAP” we were instructed by representatives of the Company to set the Projected Adjustment Balance equal to “NAP.” With respect to those Mortgage Assets identified on the Data File as having an Initial Payment Terms Amort Period equal to “NAP,” (as applicable)

we were instructed by representatives of the Company to set the Projected Adjustment Balance equal to the Cut-Off Balance.

With respect to Characteristic 24, we recomputed the Projected Maturity Balance with respect to those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment identified as “NAP” by using the (i) Cut-Off Balance (ii) Initial Payment Terms Interest Rate (iii) Accrual Tye (iv) First Monthly Payment Date (v) IO Period End Date (vi) Initial Payment Terms Amort Term (vii) Cut Off Date, (viii) Initial Payment Terms Monthly P&I Payment and (ix) Maturity Date, as stipulated in the Note. With respect to those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment identified as “Yes,” we replaced clause (ii) in the calculation above with the Current Payment Terms Interest Rate, clause (vi) in the calculation above with Current Payment Terms Amort Term and clause (viii) in the calculation above with Current Payment Terms Monthly P&I Payment. With respect those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment identified as “No,” we recomputed the Projected Maturity Balance by using the (i) Projected Adjustment Balance (ii) Projected Adjustment Payment Terms Interest Rate (iii) Accrual Tye (iv) Adjustment Date (v) Adjustment Date (vi) Projected Adjustment Payment Terms Amort Term (vii) Cut Off Date, (viii) Projected Adjustment Payment Terms Monthly P&I Payment and (ix) Maturity Date, as stipulated in the Note.

With respect to Characteristic 32, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Monthly Payment Date to and inclusive of the payment date in September 2024 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 33, we recomputed the Term to Adjustment by determining the number of payment dates from and inclusive of the First Monthly Payment Date to and inclusive of the Adjustment Date. This procedure was not performed for those Mortgage Assets identified on the Data File with an Adjustment Date of “NAP.”

With respect to Characteristic 34, we recomputed the Term to Maturity by determining the number of payment dates from and inclusive of the First Monthly Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 35, we recomputed the Remaining Term to Adjustment by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Adjustment Date. This procedure was not performed for those Mortgage Assets identified on the Data File with an Adjustment Date of “NAP” or where the Cut-off Date is later than the related Adjustment Date (as indicated on the Data File).

With respect to Characteristic 36, we recomputed the Remaining Term to Maturity by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Maturity Date.

With respect to Characteristic 45, we recomputed the Current Payment Terms Debt Service by multiplying the Current Monthly P&I Payment by 12. With respect to the Mortgage Asset identified on the Data File as “138 Court Street,” we recomputed the Current Payment Terms Debt Service as the product of (i) the Original Balance, (ii) the Current Payment Terms Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 50, we recomputed the Initial Payment Terms Debt Service by multiplying the Initial Monthly P&I Payment by 12. With respect to the Mortgage Asset identified on the Data File as “138 Court Street,” we recomputed the Initial Payment Terms Debt Service as the product of (i) the Original Balance, (ii) the Initial Payment Terms Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 60, we recomputed the Projected Adjustment Payment Terms Interest Rate as the greater of (x) the Interest Rate Floor and (y) the sum of the (i) Credit Spread and (ii) Projected Adjustment Benchmark Index. This procedure was not performed for those Mortgage Assets identified on the Data File with a Projected Adjustment Payment Terms Post Adjustment as “Yes.”

With respect to Characteristic 61, we recomputed the Projected Adjustment Payment Terms Monthly P&I Payment by using the (a) Projected Adjustment Payment Terms Interest Rate (b) Adjustment Amort Term and (c) Projected Adjustment Balance, as stipulated in the Note. This procedure was not performed for those Mortgage Assets identified on the Data File with a Projected Adjustment Payment Terms Post Adjustment as “Yes.”

With respect to Characteristic 62, we recomputed the Projected Adjustment Payment Terms Debt Service by multiplying the Projected Adjustment Payment Terms Monthly P&I Payment by 12. This procedure was not performed for those Mortgage Assets identified on the Data File with a Projected Adjustment Payment Terms Post Adjustment as “Yes.”

We were instructed by representatives of the Company that the Mortgages Assets identified on the Data File as (i) “760 North Avenue A-Note” and “760 North Avenue B-Note,” (ii) “739 President Street A-Note” and “739 President Street B-Note” and (iii) “89 Beadel Street A-Note” and “89 Beadel Street B-Note” are each referred to herein as a “Lien Group.”

With respect to Characteristic 99, we recomputed the LTV Origination by dividing the (i) Original Balance by (ii) Origination Valuation. With respect those Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (i) in the calculation above with the sum of the aggregate Original Balance for the related Lien Group.

With respect to Characteristic 100, we recomputed the LTV Current by dividing the (i) Cut-Off Balance by (ii) Current Appraisal Valuation. With respect those Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (i) in the calculation above with the aggregate Cut-Off Balance of the related Lien Group.

With respect to Characteristic 101, we recomputed the LTV Adjustment by dividing the (i) Projected Adjustment Balance by (ii) Current Appraisal Valuation. With respect those Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (i) in the calculation above with the aggregate Projected Adjustment Balance of the related Lien Group. This procedure was not performed for those Mortgage Assets identified on the Data File with a Projected Adjustment Payment Terms Post Adjustment as “Yes.”

With respect to Characteristic 102, we recomputed the LTV Maturity by dividing the (i) Projected Maturity Balance by (ii) Current Appraisal Valuation. With respect those Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (i) in the calculation above with the aggregate Projected Maturity Balance of the related Lien Group.

With respect to Characteristic 103, we recomputed the DSCR Most Recent by dividing the (i) Most Recent Financials NOI by (ii) Current Payment Terms Debt Service. With respect any Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (ii) in the calculation above with the aggregate Current Payment Terms Debt Service of the related Lien Group.

With respect to Characteristic 104, we recomputed the DSCR UW by dividing the (i) Underwritten Financials NOI by (ii) Current Payment Terms Debt Service. With respect any Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (ii) in the calculation above with the aggregate Current Payment Terms Debt Service of the related Lien Group.

With respect to Characteristic 105, we recomputed the DSCR Projected Adjustment by dividing the (i) Underwritten Financials NOI by (ii) Projected Adjustment Payment Terms Debt Service. With respect those Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (ii) in the calculation above with the sum of the applicable Lien Group Projected Adjustment Payment Terms Debt Service. This procedure was not performed for those Mortgage Assets identified on the Data File with a Projected Adjustment Payment Terms Post Adjustment as “Yes.”

With respect to Characteristic 106, we recomputed the Debt Yield Most Recent by dividing the (i) Most Recent Financials NOI by (ii) Cut-Off Balance. With respect those Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (ii) in the calculation above with the aggregate Cut-off Date Balance of the related Lien Group.

With respect to Characteristic 107, we recomputed the Debt Yield UW by dividing the (i) Underwritten Financials NOI by (ii) Cut-Off Balance. With respect those Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause (ii) in the calculation above with the aggregate Cut-off Date Balance of the related Lien Group.

With respect to Characteristic 108, we recomputed the Debt Yield Projected Adjustment by dividing the (i) Underwritten Financials NOI by (ii) Projected Adjustment Balance. With respect those Mortgage Assets identified on the Data File as Lien identified as “2”, we replaced clause

(ii) in the calculation above with the aggregate Projected Adjustment Balance of the related Lien Group. This procedure was not performed for those Mortgage Assets identified on the Data File with a Projected Adjustment Payment Terms Post Adjustment as “Yes.”

Appendix B

Company Provided Assumptions

Mortgage Asset Name	Characteristic	Company Provided Value
45-02 Ditmars Boulevard 1	Rent Stabilized Units	0
45-02 Ditmars Boulevard 1	NYC 421a/J-51	NAP
45-02 Ditmars Boulevard 2	Rent Stabilized Units	0
45-02 Ditmars Boulevard 2	NYC 421a/J-51	NAP
88 Perry Street	Adjustment Period Penalty String	5%(61-71), 4%(72-83), 3%(84-95), 2%(96-107), 1%(108-120)
417 East 60th Street	Renovated	2019
3701-3725 Allen Street	IO Period End Date	7/10/2025
42-51 Hunter Street	Adjustment Date	5/10/2025
42-51 Hunter Street	Most Recent Occupancy Date	2/1/2024
92-96 South Elliott Place	Accrual Type	ACT/360
760 North Avenue A-Note	Rent Stabilized Units	55
760 North Avenue B-Note	Rent Stabilized Units	55
577, 581, 583 Van Buren Street	Initial Period Penalty String	5%(1-23), 2%(24-35), 1%(36-57), O(58-60)
577, 581, 583 Van Buren Street	Adjustment Period Penalty String	5%(61-83), 2%(84-95), 1%(96-117), O(118-120)
117-5 15th Street	Adjustment Date	3/10/2027
117-5 15th Street	Accrual Type	ACT/360
715 Flatbush Avenue	Initial Period Penalty String	5%(1-12), 4%(13-24), 3%(25-36), 2%(37-48), 1%(49-58), O(59-60)
911 Broadway	Rent Stabilized Units	7
452 Harding Place	Most Recent Occupancy Date	12/31/2023
204 Starr Street	Most Recent Occupancy Date	4/1/2018
204 Starr Street	Residential Units	8
204 Starr Street	Commercial Units	0
204 Starr Street	Most Recent Multifamily Occupancy	100.0%
204 Starr Street	Most Recent Commercial Occupancy	NAP
562 Court Street	Condominium or Cooperative	Condominium
172 Suydam Street	Prior Appraisal Effective Gross Revenue	$277,862.40
172 Suydam Street	Prior Appraisal Operating Expenses	$59,335.60
172 Suydam Street	Prior Appraisal NOI	$218,526.80
172 Suydam Street	Prior Appraisal NCF	$216,526.80
224 Broadway	IO Period End Date	9/10/2024
224 Broadway	IO Term	24
224 Broadway	Initial Period Penalty String	5%(1-12), 4%(13-24), 2%(25-48), 1%(49-58), O(59-60)

Mortgage Asset Name	Characteristic	Company Provided Value
224 Broadway	Adjustment Period Penalty String	5%(61-72), 4%(73-84), 2%(85-108), 1%(109-118), O(119-120)
377 Manhattan Avenue	Most Recent Occupancy Date	1/28/2022
377 Manhattan Avenue	Residential Units	6
377 Manhattan Avenue	Commercial Units	0
377 Manhattan Avenue	Most Recent Multifamily Occupancy	100.0%
377 Manhattan Avenue	Most Recent Commercial Occupancy	NAP
138 Court Street	Initial Debt Service	$84,324.54
138 Court Street	Current Debt Service	$84,324.54
363 Onderdonk Avenue	Initial Period Penalty String	4%(1-11), 3%(12-23), 2%(24-35), 1%(36-47), O(48-60)
363 Onderdonk Avenue	Adjustment Period Penalty String	4%(61-71), 3%(72-83), 2%(84-95), 1%(96-107), O(108-120)
306 Macdougal Street	Most Recent Occupancy Date	12/31/2023
222 Suydam Street	Renovated	2014
343 West 71st Street	Most Recent Occupancy Date	10/30/2017
343 West 71st Street	Residential Units	7
343 West 71st Street	Commercial Units	0
343 West 71st Street	Most Recent Multifamily Occupancy	100.0%
343 West 71st Street	Most Recent Commercial Occupancy	NAP
291 Fountain Avenue	Most Recent Occupancy Date	1/20/2022
291 Fountain Avenue	Residential Units	6
291 Fountain Avenue	Commercial Units	0
291 Fountain Avenue	Most Recent Multifamily Occupancy	1
291 Fountain Avenue	Most Recent Commercial Occupancy	NAP
40 4th Avenue	City	Brooklyn
2349 Pacific Street	Most Recent Occupancy Date	3/15/2017
190 Edgecombe Avenue	Most Recent Occupancy Date	12/31/2022
34-48 81st Street	City	Queens
34-48 81st Street	Most Recent Occupancy Date	10/27/2020
34-48 81st Street	Residential Units	11
34-48 81st Street	Commercial Units	0
34-48 81st Street	Most Recent Multifamily Occupancy	100.0%
34-48 81st Street	Most Recent Commercial Occupancy	NAP